Consolidated and Combined Statements of Operations (USD $) In Thousands, except Share data	3 Months Ended	0 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2011	Apr. 19, 2011 STAG Predecessor Group	Jun. 30, 2010 STAG Predecessor Group	Apr. 19, 2011 STAG Predecessor Group	Jun. 30, 2010 STAG Predecessor Group	Dec. 31, 2010 STAG Predecessor Group	Dec. 31, 2009 STAG Predecessor Group	Dec. 31, 2008 STAG Predecessor Group
Revenue
Rental income	$ 9,670	$ 1,246	$ 6,250	$ 7,027	$ 12,574	$ 24,249	$ 25,658	$ 27,319
Tenant recoveries	1,073	258	1,086	1,218	2,445	3,761	4,508	3,951
Other income	267
Total revenue	11,010	1,504	7,336	8,245	15,019	28,010	30,166	31,270
Expenses
Property	754	214	590	1,236	1,745	3,254	5,342	3,009
General and administrative	2,060	183	42	318	231	337	478	502
Real estate taxes and insurance	918	149	774	909	1,569	2,869	3,067	2,804
Asset management fees		31	150	179	297	600	600	610
Property acquisition costs	327
Depreciation and amortization	6,446	428	2,943	2,459	5,326	9,514	10,257	12,108
Loss on impairment of assets								3,728
Total expenses	10,505	1,005	4,499	5,101	9,168	16,574	19,744	22,761
Other income (expense)
Interest income	9		1	1	2	16	66	140
Interest expense	(3,185)	(765)	(3,403)	(4,136)	(6,934)	(14,116)	(14,328)	(15,058)
Gain (loss) on interest rate swaps	500	177	(346)	762	(935)	(282)	(1,720)	(1,275)
Formation transaction costs	(3,728)
Total other income (expense)	(6,404)	(588)	(3,748)	(3,373)	(7,867)	(14,382)	(15,982)	(16,193)
Net loss	(5,899)	(89)	(911)	(229)	(2,016)	(2,946)	(5,560)	(7,684)
Net loss attributable to noncontrolling interest	(1,996)
Net loss attributable to the Company	$ (3,903)
Weighted average common shares outstanding - basic (in shares)	15,153,646
Weighted average common shares outstanding - diluted (in shares)	15,153,646
Earnings per share - basic (in dollars per share)	$ (0.26)
Earnings per share - diluted (in dollars per share)	$ (0.26)
Dividends declared per common share (in dollars per share)	$ 0.2057